TAXATION ON INCOME - Deferred income taxes (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total temporary differences
Temporary differences for deferred income tax assets	₺ 1,481,475	₺ 973,283
Temporary differences for deferred income tax liabilities	(14,865)	(1,763)
Deferred income tax assets/(liabilities)
Deferred income tax assets	339,097	194,656
Deferred income tax liabilities	(3,419)	(353)
Non recoverable deferred tax assets	335,678	194,303
Carry forward tax losses
Total temporary differences
Temporary differences for deferred income tax assets	1,129,197	771,226
Deferred income tax assets/(liabilities)
Deferred income tax assets	259,715	154,245
Non recoverable deferred tax assets	259,715	154,245
Unused tax incentives
Total temporary differences
Temporary differences for deferred income tax assets	241,206	119,397
Deferred income tax assets/(liabilities)
Deferred income tax assets	55,477	23,879
Non recoverable deferred tax assets	55,477	23,879
Right of use assets and related lease liabilities
Total temporary differences
Temporary differences for deferred income tax assets	28,816	33,040
Deferred income tax assets/(liabilities)
Deferred income tax assets	6,628	6,608
Provision for impairment of trade goods
Total temporary differences
Temporary differences for deferred income tax assets	10,151	10,462
Deferred income tax assets/(liabilities)
Deferred income tax assets	2,335	2,092
Accrued expenses, contract liabilities and merchant advances
Total temporary differences
Temporary differences for deferred income tax assets	3,195	12,670
Deferred income tax assets/(liabilities)
Deferred income tax assets	717	2,534
Property and equipment and intangible assets
Total temporary differences
Temporary differences for deferred income tax assets	55,357	23,578
Deferred income tax assets/(liabilities)
Deferred income tax assets	11,071	4,716
Other
Total temporary differences
Temporary differences for deferred income tax assets	13,553	2,910
Deferred income tax assets/(liabilities)
Deferred income tax assets	3,154	582
Non recoverable deferred tax assets	20,486	16,179
Prepaid expenses
Total temporary differences
Temporary differences for deferred income tax liabilities	(3,404)	(1,763)
Deferred income tax assets/(liabilities)
Deferred income tax liabilities	(783)	₺ (353)
Trade payables and payables to merchants
Total temporary differences
Temporary differences for deferred income tax liabilities	(11,461)
Deferred income tax assets/(liabilities)
Deferred income tax liabilities	₺ (2,636)